Temporary Equity and Stockholders' Deficiency - Schedule of Share-based Compensation, Stock Options, Activity (Details) - Options [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Options, Outstanding, Beginning	9,499,265	9,234,265	8,024,265
Number of Options, Granted	1,350,000	2,830,000	1,395,000
Number of Options, Exercised
Number of Options, Expired	(75,000)	(2,505,000)	(75,000)
Number of Options, Forfeited	(3,364,890)	(60,000)	(110,000)
Number of Options, Outstanding, Ending	7,409,375	9,499,265	9,234,265
Number of Options, Exercisable, Ending	2,849,136	5,232,035
Weighted Average Exercise Price, Outstanding, Beginning	$ 1.65	$ 2.18	$ 2.39
Weighted Average Exercise Price, Granted	0.39	0.65	1.10
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Expired	1.10	2.49	3.85
Weighted Average Exercise Price, Forfeited	2.24	1.62	2.39
Weighted Average Exercise Price, Outstanding, Ending	1.16	1.65	$ 2.18
Weighted Average Exercise Price, Exercisable, Ending	$ 1.93	$ 2.25
Weighted Average Remaining Life In Years, Outstanding	3 years	2 years 6 months
Weighted Average Remaining Life In Years, Exercisable	1 year 6 months	1 year 3 months 19 days
Intrinsic Value, Outstanding
Intrinsic Value, Exercisable